Derivative Contracts - Losses and Gains on Derivative Instruments (Details) - Not Designated as Hedging Instrument - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	$ 52	$ 2,778	$ (39,083)
Common stock options/warrants
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	(2,533)	(4,262)	(2,854)
2033 Senior Notes
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	3,185	7,001	(36,588)
Forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	$ (600)	$ 39	$ 359